SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 11 – SHARE-BASED COMPENSATION

The Company has incentive plans that are part of its annual discretionary share-based compensation program. The plans include consultants, employees, directors, and officers. The Company has been issuing new shares of common stock under the share-based compensation programs, and cash has not been used to settle equity instruments granted under share-based payment arrangements.

	For the three months ended June 30,		For the nine months ended June 30,
Composition of Share-Based Compensation Expense	2024	2023	2024	2023
CEO share based performance award liability revaluation	$1,415,059	$2,256,603	$(4,650,599)	$47,226,436
Share-based compensation to employees and directors	4,868,990	1,421,675	10,342,631	4,102,578
Share-based compensation to consultants (equity-classified)	1,681,508	903,264	2,954,081	7,367,107
Share-based compensation to consultants (liability-classified)	5,599,205	6,130,462	20,527,925	12,319,250
Total share-based compensation expense	$13,564,762	$10,712,004	$29,174,038	$71,015,371

Employees of the Company

Employees of the Company, including officers, are entitled to a number of shares of common stock specified in relevant offer letters and employment contracts and subject to the approval of our Board of Directors Compensation Committee. The total expense of share awards to employees represents the grant date fair value of the relevant number of shares to be issued. It is recognized, in correspondence with additional paid-in capital, over the service period. The majority of awards to employees are equity-classified. The liability related to liability classified stock-based compensation contracts with employees amounts to $75,000 on June 30, 2024. The Company has also accrued a liability (presented within “Accrued expenses and other current liabilities” in the consolidated balance sheets) in an amount of $0.2 million (or 88,290 shares of common stock at market price on June 30, 2024) to compensate employees for delay with the issuance of common stock per relevant offer letters and employment contracts.

Consultants

From time to time, the Company also issues share-based compensation to external consultants providing consulting, marketing, R&D, legal, and other services. The number of shares specified within individual agreements, or the monetary value of those shares, if applicable, is negotiated by our Chief Executive Officer and approved by the Compensation Committee of the Board of Directors. These costs are generally presented as professional fees within general and administrative, and certain qualifying costs may be presented as part of research and development expenses ($0.4 million over the nine months ended June 30, 2024).

A part of these share-based awards is classified as equity and accounted for, similar to stock-based compensation to employees. Another part of the Company’s share-based awards to consultants is classified as liabilities, mainly if the number of shares a consultant is entitled to is predominantly based on monetary value fixed in the contract. An accrued part of liability, in this case, is revalued each period based on the part of the services performed and the market price of the shares of common stock of the Company until a sufficient number of shares is issued. The liability to consultants as of June 30, 2024 amounted to $0.1 million. The Company generally practices prepayment for future services of the consultants by unrestricted shares of common stock. In this case, a prepaid asset is recognized on the balance sheet and is amortized over the period the consultant is delivering their services to the Company. These prepaid costs amounted to $4.3 million as of June 30, 2024.

CEO Award Incentive Plans

The Company entered into a CEO Performance Stock Award Agreement, approved by the Board and by stockholders in 2022 (“2022 PSA Agreement”) and a CEO Performance Stock Award Agreement, approved by the Board and by stockholders in 2023 (“2023 PSA Agreement”). Under these plans, the Chief Executive Officer is entitled to share-based awards generally calculated as 1-3% of the outstanding number of shares of common stock, issuable upon achievement of specific financial and operational targets (milestones).

The costs (income) recognized within the line item “CEO share based performance award liability revaluation” in the table above represent both actual issuances of common stock under PSA Agreements and revaluation of these provisions for future probable awards. This share-based compensation is accrued over the service term when it is probable that the milestone will be achieved. The liability to issue stock (presented within non-current liabilities if the achievement is expected later than 12 months after the balance sheet date) is revalued on every balance sheet date based on the length of the service period, the current market price of the common stock, and on the number of shares of common stock outstanding - until the shares have been issued or until the fulfillment of the milestone requirements is no longer probable.

As of June 30, 2024, the accrual for future awards under 2023 PSA Agreement amounted to approximately $4.5 million. A part of this provision in the amount of $0.4 million has been recognized within non-current liabilities as the achievement and issuance of shares are expected more than 12 months after the balance sheet date. No remaining 2022 PSA Agreement awards are considered probable. Out of all remaining 2023 PSA Agreement awards, all awards are considered probable by the Company, except for Vehicle Completion Milestones and Accelerated Development Milestone, which has been achieved (Mullen has acquired a facility with existing equipment that allows the Company to expedite scaling of battery pack production in the USA).

NOTE 11 – SHARE-BASED COMPENSATION

The Company has share incentive plans that are a part of annual discretionary share-based compensation program. The plans include consultants and employees, directors and officers. The Company has been issuing new shares of common stock under the share-based compensation programs, and cash has not been used to settle equity instruments granted under share-based payment arrangements.

The remaining number of shares reserved for awards equity instruments under the Equity Incentives Plan to both employees and consultants on September 30, 2023 is 42,234,250 shares of common stock.

	For the fiscal year ended
	September 30,
Composition of Stock-Based Compensation Expense	2023	2022
Directors, officers and employees share-based compensation	$63,748,809	$19,471,496
Share-based compensation to consultants (equity-classified)	7,553,487	23,937,976
Share-based compensation to consultants (liability-classified)	14,139,573	330,220
Total share-based compensation expense	$85,441,869	$43,739,692

Employees of the Company

Employees of the Company, including officers, are entitled to a number of shares of common stock specified in relevant employment contracts and subject to the approval of our Board of Directors Compensation Committee. The total expense of share awards to employees represents the grant date fair value of relevant number of shares to be issued and is recognized, along with additional paid-in capital, ratably over the service period. Awards to the majority of employees vest on the first or the second employment anniversary of the employee - the weighted average vesting period is 14 months.

Total remaining unrecognized compensation costs related to nonvested awards to these employees amount to $0.2 million. The weighted-average period over which these costs are expected to be recognized is 6 months. The liability that relates to liability classified stock-based compensation contracts amounts to $75,000 on September 30, 2023.

Awards granted to employees: one time issuance on employment anniversary	Number of shares	Weighted average grant date fair value of shares
Nonvested at the beginning of the year	35	$42,416
Granted during the year	1,021	$376
Vested during the year	(30)	$43,287
Forfeited during the year	(61)	$2,081
Nonvested at the end of the year	965	$456

Several members of management and officers are entitled to the same number of common stock specified in their employment contracts on every anniversary as long as they continue to serve. The grant fair value in this case is also based on the employment date. Therefore, these annual stock-based compensation costs are fixed throughout the employment period of each employee, unless modified subsequently. Total stock-based compensation costs of this type amounted to $6.0 million in the year ended September 30, 2023, and will amount to $5.8 million in each subsequent year unless entitled employees change or their contracts are modified.

Awards granted to management: issuances on every employment anniversary (*)	Number of shares	Weighted average grant date fair value of shares
Nonvested at the beginning of the year	100	$79,616
Granted during the year	100	$79,616
Vested during the year	(100)	$79,616
Forfeited during the year	(13)	$159,525
Nonvested at the end of the year	87	$67,353

(*)	Information is presented for a 12-month period, see comments above.

Consultants

From time to time the Company also issues share-based compensation to external consultants providing consulting, marketing, R&D, legal and other services. The weighted average term of such contracts is 5 months. The number of shares specified within the individual agreements, or a monetary value of those shares, if applicable, is usually negotiated by our Chief Executive Officer and approved by the Board.

These costs are generally presented as professional fees within general and administrative, and certain qualifying costs may be presented as part of research and development expenses ($5.0 million in the year ended September 30, 2023, and none in the year ended September 30, 2022).

A part of these share-based awards is classified as equity and accounted for similar to stock-based compensation to employees. Another part of the Company’s share-based awards to consultants is classified as liabilities: mainly if a number of shares a consultant is entitled to is predominantly based on monetary value fixed in the contract. An accrued part of liability in this case is revaluated each period based on market price of the shares of common stock of the Company, until sufficient number of shares is issued. There was no liability to consultants as at September 30, 2023. The Company generally practices prepayment for future services of the consultants by unrestricted shares of common stock – in this case a prepaid asset is recognized on the balance sheet and is amortized over the period the consultant is delivering their services to the Company. The amount of these prepaid costs amounted to $5.1 million as at September 30, 2023 and this amount represents the total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan to non-employees. The weighted-average period over which these costs are expected to be recognized after the balance sheet date is 6 months.

Awards granted to consultants: classified as equity	Number of shares	Weighted average grant date fair value of shares
Nonvested at the beginning of the year	38	$14,400
Granted during the year	6,982	$862
Vested during the year	(8,019)	$761
Forfeited during the year	-	$-
Nonvested at the end of the year	1,000	$56
Prepaid in vested stock but not amortized by the end of the year	5,275	$128

Awards granted to consultants: classified as liability	Number of shares	Weighted average grant date fair value of shares
Nonvested at the beginning of the year	-	$-
Granted during the year	102,928	$208
Vested during the year	(102,928)	$208
Forfeited during the year	-	$-
Nonvested at the end of the year	-	$-
Prepaid in vested stock but not amortized by the end of the year	51,002	$87

CEO Award Incentive Plans

The Company adopted the CEO Performance Stock Award Agreement, approved by the Board and by stockholders in 2022 (“2022 PSA Agreement”) and CEO Performance Stock Award Agreement, approved by the Board and by stockholders in 2023 (“2023 PSA Agreement”). Under these plans, the Chief Executive Officer is entitled to share-based awards generally calculated as 1-3% of then outstanding number of shares of common stock, issuable upon achievement of specific financial and operational targets (milestones) that are supposed to significantly increase value of the Company.

This share-based compensation is accrued over the service term when it is probable that the milestone will be achieved. The liability to issue stock (presented within non-current liabilities if the achievement is expected later than 12 months after the balance sheet date) is revalued on every balance sheet date based on the length of the service period, current market price of the common stock, and on the number of shares of common stock outstanding – until the shares have been issued, or until fulfilling of the milestone requirements is no longer probable.

The milestones per 2022 PSA Agreement:

●	Vehicle Delivery Milestones: For each of the following five vehicle delivery milestone that is satisfied within the performance period specified, the Company will issue to Mr. Michery a number of shares of common stock equal to 2% of the Company’s then-current total issued and outstanding shares of common stock: (i) Delivery of the Company’s Class One Van to customers for a pilot program under the captured fleet exemption by the end of December 2022; (ii) Procuring full USA certification and homologation (or vehicle approval process) for the sale and delivery of its Class One Van by end of August 2023 (expired by September 30, 2023); (iii) Full USA certification and homologation of the Dragonfly RS sports car by August 2024 (not considered probable by September 30, 2023); (iv) Producing a drivable prototype of its Mullen 5 vehicle for consumers to test by end of October 2023; and (v) Producing a drivable prototype of its Mullen 5 RS High Performance vehicle for consumers to test by end of January 2023 (expired by September 30, 2023).

On October 3, 2022, the Company delivered its Class One Van to Hotwire Communications, a South Florida-based telecommunications company and Internet Service Provider for a pilot program under the captured fleet exemption.

On August 20, 2023, a drivable porotype of the Mullen 5 vehicle was part of the Mullen road tour and available for consumers to test drive.

●	Capital Benchmark Milestones: For each $100 million raised (a “Capital Tranche”), and subject to an aggregate maximum of raised of $1.0 billion in equity or debt financing between the date of the award agreement and the end of July 2024, the Company will issue a number of shares of common stock equal to 1%, of the Company’s then-current total issued and outstanding shares of common stock; as of the date a Capital Tranche is achieved. Additionally, if the Company is included in the Russell Index, the Company will issue to Mr. Michery a number of shares of common stock equal to 2% of Mullen’s then-current total issued and outstanding shares as of the date the Company is approved to be included on the Russell Index.

On June 7, 2022, the Company entered into a Securities Purchase Agreement which, along with subsequent amendments, allowed the Company to raise more than $400 million to date through the issuance of preferred stock, prefunded warrants and common stock in lieu of preferred stock and other warrants. As at September 30, 2022, reaching the next 2 financial milestones (raising more than $500 and $600 million) was also considered probable.

On June 27, 2022, the Company joined the Russell 2000 and 3000 Indexes.

●	Feature Milestone: If Mullen enters into an agreement with a manufacturer or provider of equipment, accessory, feature or other product (collectively, “Feature”) by the end of 2023 that sets the Company or its vehicle apart from its competitors or that provides the Company a first mover or first disclosure advantage over its competitors for the Feature, the Company will issue to Mr. Michery a number of shares of common stock equal to 5% of the Company’s then-current total issued and outstanding shares of common stock as of the date the Feature milestone is achieved.

On September 1, 2022, the Company announced that it a signed partnership with Watergen Inc. to develop and equip Mullen’s portfolio of electric vehicles with technology that will produce fresh drinking water from the air for in-vehicle consumer and commercial application. On October 12, 2022, the Company entered into the Distributorship Agreement whereby Watergen will be integrating its unique atmospheric water generating and dehumidifying technology into the Company’s vehicles and granting exclusivity to the Company for the integration design developed specifically for its vehicles.

●	Distribution Milestone: For each vehicle distribution milestone set forth below that is satisfied by entering into a joint venture or other distribution agreement by December 31, 2024, the Company will issue to Mr. Michery a number of shares of common stock equal to 2% of Mullen’s then-current total issued and outstanding shares of common stock for each distribution milestone achieved: (i) agreement with an established local, US dealer or franchise network; and (ii) agreement with an established Latin American or other non-US based dealer or franchise network.

On November 8, 2022, the Company entered into an agreement into an agreement to appoint Newgate Motor Group as the marketing, sales, distribution and servicing agent for the Mullen I-GO in Ireland and the United Kingdom.

On December 12, 2022, the Company entered into a Dealer Agreement with Randy Marion Isuzu, a large USA dealer, to purchase and distribute the Company’s vehicles.

The milestones per 2023 PSA Agreement:

(In accordance with management’s assessment, all milestones per 2023 PSA Agreement as at September 30, 2023 are considered probable and one (Accelerated Development Milestone) has been achieved).

●	Vehicle Completion Milestones: For each vehicle completion Milestone set forth below that is satisfied within the performance period specified, the Company will issue to Mr. Michery a number of shares of common stock equal to 3% of Mullen’s then-current total issued and outstanding shares of common stock: (i) Procuring full USA certification and homologation of its Class Three Van by end of December 2023; (ii) Full USA certification and homologation of the Bollinger B1 SUV by end of June 2025; and (iii) Full USA certification and homologation of the Bollinger B2 truck by end of June 2025.

●	Revenue Benchmark Milestones: For each $25 Million of revenue recognized by the Company (each a “Revenue Tranche”), and subject to an aggregate maximum of recognized revenue of $250 Million between the date of grant and the end of December 2025, the Company will issue to Mr. Michery a number of shares of common stock equal to 1% of Mullen’s then-current total issued and outstanding shares of common stock as of the date a Revenue Tranche is achieved.

●	Battery Development Milestones: For each Battery Development Milestone set forth below that is satisfied within the performance period specified, the Company will issue to Mr. Michery a number of shares of common stock equal to 2% of Mullen’s then-current total issued and outstanding shares of common stock: (i) the Company either directly or in collaboration with a joint venture partner develops or produces new and more advanced battery cells by the end of December 2024; (ii) the Company either directly or in collaboration with a joint venture partner scales its battery cells in the USA to the vehicle pack level for the Mullen Class 1 vehicle by the end of December 2024; (iii) the Company either directly or in collaboration with a joint venture partner scales its battery cells in the USA to the vehicle pack level for the Mullen Class 3 vehicle by the end of December 2024.

●	JV-Acquisition Milestones: If Mullen enters into a partnership, joint venture, purchase and sale agreement or similar transaction by the end of 2025 where the Company acquires a majority interest in an enterprise that manufacturers or provides vehicles, vehicle equipment, battery cells, accessories or other products beneficial to the Company, the Company will issue to Mr. Michery a number of shares of common stock equal to 3% of Mullen’s then-current total issued and outstanding shares of common stock as of date the JV-Acquisition Milestone is achieved.

●	Accelerated Development Milestone: If Mullen acquires a facility with existing equipment that allows the Company to expedite scaling of battery pack production in the USA, the Company will issue to Mr. Michery a number of shares of common stock equal to 2% of Mullen’s then-current total issued and outstanding shares of common stock as of date the Accelerated Development Milestone is achieved.

On September 6, 2023, the Company acquired the battery production assets of Romeo Power including intellectual property, machinery and equipment that allows the Company to expedite scaling of battery pack production in the USA.

CEO Performance Award Table

Date	Tranche	% of O/S Shares	Shares O/S	Shares Issued	Stock Price	Stock Compensation ($)
9/21/2022	PSA2022. Russell Index Tranche	2%	21,386	428	9,225	$3,945,799
10/12/2022	PSA2022. Features Milestone	5%	39,897	1,995	5,625	11,221,088
11/9/2022	PSA2022. Non-USA Distribution	2%	54,718	1,094	6,075	6,648,217
11/30/2022	PSA2022. Capital Benchmark (>$200 mln)	2%	63,923	1,278	4,500	5,753,090
12/16/2022	PSA2022. USA Distribution	2%	75,274	1,505	6,750	10,161,979
2/16/2023	PSA2022. Vehicle Delivery - Pilot	2%	37,079	742	7,650	5,673,024
6/13/2023	PSA2022. Capital Benchmark (>$300 mln)	1%	292,533	2,925	207	605,542
7/5/2023	PSA2022. Capital Benchmark (>$400 mln)	1%	714,863	7,149	53	378,877
10/10/2023	PSA2022. Vehicle Delivery - Mullen 5	2%	1,844,064	36,881	27	985,468
10/10/2023	PSA2023. Accelerated development milestone	2%	2,484,730	49,695	27	1,327,840
Total Shares Awarded				103,692		$46,700,924

As at September 30, 2023, the accrual for future awards under 2022 PSA Agreement amounted to approximately $2.6 million (including $1.7 million award for the milestone that has been achieved but the shares have not been issued on the year end yet). Out of all remaining 2022 PSA Agreement awards the only awards that are considered probable are capital benchmarks that provide for a 1% of outstanding common stock on every $100 million the Company raises.

The accrual for future awards under the 2023 PSA Agreement as at September 30, 2023 amounted to approximately $8.7 million representing the earned part of all awards considered probable (including $2.2 million award for the milestone that has been achieved but the shares have not been issued on the year end yet). A part of this provision, in the amount of $1.8 million has been recognized within non-current liabilities as the achievement is expected later than 12 months after the balance sheet date.

The costs recognized within the line item “Directors, Officers and Employees share-based compensation” in the table above represent both actual issuances of common stock under the PSA Agreements (16,689 shares with fair value of $40.4 million) and this provision for future achieved and probable awards.

Total remaining compensation cost related to nonvested share-based compensation milestones granted under the Plans will depend on probability of the milestones achievement, market price of the shares at the day before the issuance date, and on the number of shares of common stock outstanding on the day a milestone is achieved. If market price and the number of shares of common stock outstanding on September 30, 2023 remain constant and all milestones considered probable are actually achieved, these remaining compensation cost would amount to $31.3 million; the weighted-average period over which these costs are expected to be recognized after the balance sheet date is 14 months.

The remaining number of shares authorized for awards under the PSA Agreements on September 30, 2023 was 293,861 shares of common stock (giving effect to the reverse stock splits, see Note 1).